SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUBSEQUENT EVENTS [Text Block]	14. SUBSEQUENT EVENTS On July 26, 2012, our Chief Financial Officer resigned. Chief Executive Officer, James T. O’Neil Jr. has resumed the role of Interim Chief Financial Officer.

15. SUBSEQUENT EVENTS

On April 18, 2012, we entered into a Senior Secured Gold Stream non-revolving credit facility with Waterton Global Value, LP, by its Investment Manager, Altitude Management Ltd. (the “Senior Facility”), in the aggregate amount of $15,000,000. The full $15,000,000 was advanced to us on April 19, 2012, and we used the proceeds to pay off the Bridge Loan of $1,500,000 entered into with Waterton in March 20, 2012, as well as our C$3,000,000 10% subordinated secured notes, due in July of 2013, and our C$4,500,000 10% subordinated secured notes, due November 27, 2013. The Security Facility loan bears interest calculated at 5% per annum and is repayable in 12 equal monthly installments commencing in May of 2013. The amount of monthly repayments will be based on a formula using 80% of the gold spot price as the value of the gold (or cash equivalent) to be delivered to Waterton. On each repayment date, we may pay the amount in gold to Waterton’s gold account, or, if requested by Waterton, pay the amount in cash. The Senior Facility bears an interest rate at 5% per annum. The loan is secured by a first priority charge on the assets of Gryphon Gold and BMC.

We paid Waterton a non-refundable structuring fee equal to 1% of the draw-down amount and issued Waterton 14,062,500 Series T Warrants, exercisable to acquire shares of common stock at a price of C$0.16 per share until April 18, 2015.

As part of the Senior Facility, we entered into a Gold and Silver Supply Agreement with Waterton whereby Waterton has the right to purchase all of the gold and silver produced by BMC at the Borealis property. The Gold and Silver Supply agreement is effective from the closing date of the Senior Facility until the Borealis Property ceases operations.